Long-Term Debt, Annual Principal Payments (Details) - Nonrelated Party [Member] - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Annual Principal Payments [Abstract]
2025	$ 1,171,590
2026	1,171,590
2027	1,171,590
2028	1,171,590
2029	585,795
Total long-term debt, net of deferred finance costs	5,272,155
Interest incurred on long-term debt	$ 300,000	$ 7,700,000
Long-Term Debt [Member]
Annual Principal Payments [Abstract]
Weighted average interest rate	4.42%